Investments in Equity Accounted Investees - Summary of Financial Information of Other Associates, in Aggregate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [Line Items]
Book value	₩ 122,507	₩ 172,683	₩ 384,755
Profit (loss) for the year	1,937,052	931,508	1,023,456
Other comprehensive income (loss)	(237,393)	21,975	(20,167)
Total comprehensive income (loss)	1,699,659	953,483	1,003,289
Other associates [member]
Disclosure of associates [Line Items]
Book value	75,996	119,933	₩ 180,172
Profit (loss) for the year	3,943	(2,983)
Other comprehensive income (loss)	5,093	(14,197)
Total comprehensive income (loss)	₩ 9,036	₩ (17,180)